Related-party Transactions (Details 7) - TWD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Rental income from related parties		$ 152,877	$ 137,261	$ 128,501
Associates [member]
Disclosure of transactions between related parties [line items]
Rental income from related parties		55,044	48,223	31,858
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Rental income from related parties		6,611	6,611	6,611
Others [member]
Disclosure of transactions between related parties [line items]
Rental income from related parties	[1]	$ 91,222	$ 82,427	$ 90,032

[1]	Entities which are substantive related parties of the Company but not been accounted for using the equity method, mainly Qisda Corporation and its subsidiaries.